Description of Business	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1 - Description of Business
Volta Inc. is a holding company for its wholly-owned subsidiaries, Volta Charging Industries, LLC, Volta Charging, LLC, Volta Charging Services, LLC, Volta Canada Inc., Volta Charging Germany GmbH, Volta France SARL, and Volta Media, LLC (inactive) (collectively, the “Company” or “Volta”). The new wholly-owned subsidiary, Volta Canada Inc, was formed on March 25, 2021. Volta Charging Germany GmbH and Volta France SARL were formed on April 13, 2021. The Company is headquartered in San Francisco, California. The Company operates a network of smart media-enabled charging stations for electric vehicles across the U.S. In addition, the Company utilizes the network to decarbonize the transportation sector and accelerate electric vehicle adoption by providing sponsored charging to drivers. Revenue is derived primarily by selling paid content on the media-enabled charging station network, installing and maintaining charging stations.
On August 26, 2021 (“Closing Date”), Tortoise Acquisition Corp. II (“Tortoise Corp II”) consummated the Reverse Recapitalization contemplated by the Business Combination Agreement, by and among Tortoise Corp II, SNPR Merger Sub I, Inc., SNPR Merger Sub II, LLC, and Legacy Volta. On the Closing Date, and in connection with the closing of the Business Combination Agreement (the “Closing”), Tortoise Corp II was renamed Volta Inc. and began trading on the New York Stock Exchange (“NYSE”) under the ticker symbol “VLTA”. The Company's public warrants also trade on the NYSE under the ticker symbol “VLTA WS”.
A substantial portion of the Company’s operations and assets are located in the U.S., and all of its revenues are attributable to customers located in the U.S.
Note 1 - Description of Business
Volta Inc. is a holding company for its wholly-owned subsidiaries, Volta Charging Industries, LLC, Volta Charging, LLC, Volta Charging Services, LLC, Volta Canada Inc., Volta Charging Germany GmbH, Volta France SARL, Volta Rakko B.V., Rakko Holding B.V. and Volta Media, LLC (inactive) (collectively, the "Company" or "Volta"). Volta Canada Inc., was formed on March 25, 2021. Volta Charging Germany GmbH and Volta France SARL were formed on April 13, 2021. Volta Rakko Holding B.V.and Rakko B.V. were formed on March 8 and March 9, 2022, respectively. The Company is headquartered in San Francisco, California. The Company operates a network of smart media-enabled charging stations for electric vehicles across the U.S. Revenue is primarily derived by selling paid advertising on the media-enabled charging station network, and installing and maintaining charging stations.
On August 26, 2021 ("Closing Date"), Tortoise Acquisition Corp. II ("Tortoise Corp II") consummated the reverse recapitalization (the "Reverse Recapitalization") contemplated by the Business Combination Agreement, by and among Tortoise Corp II, SNPR Merger Sub I, Inc., SNPR Merger Sub II, LLC, and Volta Industries, Inc. (“Legacy Volta”). On the Closing Date, and in connection with the closing of the Business Combination Agreement (the "Closing"), Tortoise Corp II was renamed Volta Inc. and began trading on the New York Stock Exchange ("NYSE") under the ticker symbol "VLTA". The Company's warrants exercisable for 11.50 per share of Volta's Class A common stock (the "Public Warrants") also trade on the NYSE under the ticker symbol "VLTA WS".
A substantial portion of the Company’s operations and assets are located in the U.S., and the Company's revenues are primarily attributable to customers located in the U.S.